Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
Prospectus Date	rr_ProspectusDate	Nov. 29, 2016
Supplement [Text Block]	pipi002_SupplementTextBlock

The Prudential Investment Portfolios, Inc.

Prudential Moderate Allocation Fund

(the “Fund”)

Supplement dated June 14, 2017 to the
Currently Effective Summary Prospectus and Prospectus

Effective as of July 1, 2017, the Fund’s existing contractual cap on Fund expenses will be lowered and the Fund’s management fee will be reduced. To reflect these changes, the Fund’s Summary Prospectus and Prospectus are hereby revised as follows, effective as of July 1, 2017:

1.	In the Summary Prospectus and Prospectus, in the section entitled Fund Summary—Fund Fees and Expenses, the Annual Fund Operating Expenses table is deleted and replaced with the following table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R	Class Z
Management fees	.10%	.10%	.10%	.10%	.10%
+ Distribution and service (12b-1) fees	.30	1.00	1.00	.75	None
+ Other expenses	.30	.30	.30	.30	.30
+ Acquired Fund fees and expenses	.82	.82	.82	.82	.82
= Total annual fund operating expenses	1.52	2.22	2.22	1.97	1.22
– Fee waiver and/or expense reimbursement	(.10)	(0.05)	(0.05)	(0.30)	(0.05)
= Total annual Fund operating expenses after Fee Waiver and/or Expense Reimbursement(1)	1.42%	2.17%	2.17%	1.67%	1.17%

(1) The manager of the Fund has contractually agreed to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), brokerage, interest and extraordinary expenses) of each class of shares of the Fund to .35% of the Fund’s average daily net assets for the period ending January 31, 2019. Expenses waived/reimbursed by the manager may be recouped by the manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Separately, the distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees with respect to Class A and Class R shares to .25% and .50% of the average daily net assets of Class A and Class R shares, respectively, through January 31, 2019. These waivers may not be terminated prior to January 31, 2019 without the prior approval of the Fund’s Board of Directors.

2.	In the Summary Prospectus and Prospectus, in the section entitled Fund Summary—Fund Fees and Expenses—Example, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 years	10 Years	1 Year	3 Years	5 years	10 Years
Class A	$687	$995	$1,324	$2,255	$687	$995	$1,324	$2,255
Class B	$720	$989	$1,285	$2,291	$220	$689	$1,185	$2,291
Class C	$320	$689	$1,185	$2,550	$220	$689	$1,185	$2,550
Class R	$170	$589	$1,035	$2,272	$170	$589	$1,035	$2,272
Class Z	$119	$382	$666	$1,473	$119	$382	$666	$1,473

PRUDENTIAL MODERATE ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pipi002_SupplementTextBlock

The Prudential Investment Portfolios, Inc.

Prudential Moderate Allocation Fund

(the “Fund”)

Supplement dated June 14, 2017 to the
Currently Effective Summary Prospectus and Prospectus

Effective as of July 1, 2017, the Fund’s existing contractual cap on Fund expenses will be lowered and the Fund’s management fee will be reduced. To reflect these changes, the Fund’s Summary Prospectus and Prospectus are hereby revised as follows, effective as of July 1, 2017:

1.	In the Summary Prospectus and Prospectus, in the section entitled Fund Summary—Fund Fees and Expenses, the Annual Fund Operating Expenses table is deleted and replaced with the following table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R	Class Z
Management fees	.10%	.10%	.10%	.10%	.10%
+ Distribution and service (12b-1) fees	.30	1.00	1.00	.75	None
+ Other expenses	.30	.30	.30	.30	.30
+ Acquired Fund fees and expenses	.82	.82	.82	.82	.82
= Total annual fund operating expenses	1.52	2.22	2.22	1.97	1.22
– Fee waiver and/or expense reimbursement	(.10)	(0.05)	(0.05)	(0.30)	(0.05)
= Total annual Fund operating expenses after Fee Waiver and/or Expense Reimbursement(1)	1.42%	2.17%	2.17%	1.67%	1.17%

(1) The manager of the Fund has contractually agreed to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), brokerage, interest and extraordinary expenses) of each class of shares of the Fund to .35% of the Fund’s average daily net assets for the period ending January 31, 2019. Expenses waived/reimbursed by the manager may be recouped by the manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Separately, the distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees with respect to Class A and Class R shares to .25% and .50% of the average daily net assets of Class A and Class R shares, respectively, through January 31, 2019. These waivers may not be terminated prior to January 31, 2019 without the prior approval of the Fund’s Board of Directors.

2.	In the Summary Prospectus and Prospectus, in the section entitled Fund Summary—Fund Fees and Expenses—Example, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 years	10 Years	1 Year	3 Years	5 years	10 Years
Class A	$687	$995	$1,324	$2,255	$687	$995	$1,324	$2,255
Class B	$720	$989	$1,285	$2,291	$220	$689	$1,185	$2,291
Class C	$320	$689	$1,185	$2,550	$220	$689	$1,185	$2,550
Class R	$170	$589	$1,035	$2,272	$170	$589	$1,035	$2,272
Class Z	$119	$382	$666	$1,473	$119	$382	$666	$1,473

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2019
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	Separately, the distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees with respect to Class A and Class R shares to .25% and .50% of the average daily net assets of Class A and Class R shares, respectively, through January 31, 2019. These waivers may not be terminated prior to January 31, 2019 without the prior approval of the Fund’s Board of Directors.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
PRUDENTIAL MODERATE ALLOCATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.30%
+ Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
= Total annual fund operating expenses	rr_ExpensesOverAssets	1.52%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
= Total annual Fund operating expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.42%	[1]
1 Year	rr_ExpenseExampleYear01	$ 687
3 Years	rr_ExpenseExampleYear03	995
5 years	rr_ExpenseExampleYear05	1,324
10 Years	rr_ExpenseExampleYear10	2,255
1 Year	rr_ExpenseExampleNoRedemptionYear01	687
3 Years	rr_ExpenseExampleNoRedemptionYear03	995
5 years	rr_ExpenseExampleNoRedemptionYear05	1,324
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,255
PRUDENTIAL MODERATE ALLOCATION FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.30%
+ Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
= Total annual fund operating expenses	rr_ExpensesOverAssets	2.22%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
= Total annual Fund operating expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.17%	[1]
1 Year	rr_ExpenseExampleYear01	$ 720
3 Years	rr_ExpenseExampleYear03	989
5 years	rr_ExpenseExampleYear05	1,285
10 Years	rr_ExpenseExampleYear10	2,291
1 Year	rr_ExpenseExampleNoRedemptionYear01	220
3 Years	rr_ExpenseExampleNoRedemptionYear03	689
5 years	rr_ExpenseExampleNoRedemptionYear05	1,185
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,291
PRUDENTIAL MODERATE ALLOCATION FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.30%
+ Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
= Total annual fund operating expenses	rr_ExpensesOverAssets	2.22%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
= Total annual Fund operating expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.17%	[1]
1 Year	rr_ExpenseExampleYear01	$ 320
3 Years	rr_ExpenseExampleYear03	689
5 years	rr_ExpenseExampleYear05	1,185
10 Years	rr_ExpenseExampleYear10	2,550
1 Year	rr_ExpenseExampleNoRedemptionYear01	220
3 Years	rr_ExpenseExampleNoRedemptionYear03	689
5 years	rr_ExpenseExampleNoRedemptionYear05	1,185
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,550
PRUDENTIAL MODERATE ALLOCATION FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
+ Other expenses	rr_OtherExpensesOverAssets	0.30%
+ Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
= Total annual fund operating expenses	rr_ExpensesOverAssets	1.97%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
= Total annual Fund operating expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.67%	[1]
1 Year	rr_ExpenseExampleYear01	$ 170
3 Years	rr_ExpenseExampleYear03	589
5 years	rr_ExpenseExampleYear05	1,035
10 Years	rr_ExpenseExampleYear10	2,272
1 Year	rr_ExpenseExampleNoRedemptionYear01	170
3 Years	rr_ExpenseExampleNoRedemptionYear03	589
5 years	rr_ExpenseExampleNoRedemptionYear05	1,035
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,272
PRUDENTIAL MODERATE ALLOCATION FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.30%
+ Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
= Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
= Total annual Fund operating expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.17%	[1]
1 Year	rr_ExpenseExampleYear01	$ 119
3 Years	rr_ExpenseExampleYear03	382
5 years	rr_ExpenseExampleYear05	666
10 Years	rr_ExpenseExampleYear10	1,473
1 Year	rr_ExpenseExampleNoRedemptionYear01	119
3 Years	rr_ExpenseExampleNoRedemptionYear03	382
5 years	rr_ExpenseExampleNoRedemptionYear05	666
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,473

[1]	The manager of the Fund has contractually agreed to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), brokerage, interest and extraordinary expenses) of each class of shares of the Fund to .35% of the Fund’s average daily net assets for the period ending January 31, 2019. Expenses waived/reimbursed by the manager may be recouped by the manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.